VLCC Acquisition (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
VLCC Acquisition Favorable Lease Terms Acquired
Acquired Finite Lived Intangible Assets
VLCC Acquisition Intangible Assets Weighted Average Amortization (years)	12 years 6 months
VLCC Acquisition Intangible Assets Annual Amortization	$ (4,566)
VLCC Acquisition Unfavorable Lease Terms Acquired
Acquired Finite Lived Intangible Assets
VLCC Acquisition Intangible Assets Weighted Average Amortization (years)	8 years 6 months
VLCC Acquisition Intangible Assets Annual Amortization	$ 683